Restructuring Charges (Tables)	11 Months Ended
Feb. 02, 2013
Restructuring and Related Activities [Abstract]
Composition of restructuring charges for both the Domestic and International segments
The composition of the restructuring charges we incurred in fiscal 2013 (11-month) was as follows ($ in millions):

Domestic
Continuing operations
Property and equipment impairments	$29
Termination benefits	77
Facility closure and other costs	151
Total	$257
The composition of the restructuring charges we incurred in fiscal 2013 (11-month) for Phase One of the Renew Blue plan was as follows ($ in millions):

	Domestic	International	Total
Continuing operations
Inventory write-downs	$1	$—	$1
Property and equipment impairments	7	23	30
Termination benefits	46	9	55
Investment impairments	27	—	27
Facility closure and other costs	3	55	58
Total	$84	$87	$171
The composition of the restructuring charges we incurred in fiscal 2013 (11-month), 2012, and 2011 as well as the cumulative amount incurred through the end of fiscal 2013 (11-month), for our fiscal 2011 restructuring activities, was as follows ($ in millions):

	Domestic				International				Total
	11-Month 2013	12-Month 2012	12-Month 2011	Cumulative Amount	11-Month 2013	12-Month 2012	12-Month 2011	Cumulative Amount	11-Month 2013	12-Month 2012	12-Month 2011	Cumulative Amount
Continuing operations
Inventory write-downs	$—	$19	$9	$28	$—	$—	$—	$—	$—	$19	$9	$28
Property & equipment impairments(1)	(12)	—	15	3	—	—	107	107	(12)	—	122	110
Termination benefits	—	(3)	16	13	—	—	—	—	—	(3)	16	13
Facility closure and other costs	—	4	—	4	—	—	—	—	—	4	—	4
Total	(12)	20	40	48	—	—	107	107	(12)	20	147	155
Discontinued operations
Inventory write-downs	—	—	—	—	—	—	15	15	—	—	15	15
Property & equipment impairments	—	15	—	15	—	—	25	25	—	15	25	40
Termination benefits	—	4	—	4	—	7	12	19	—	11	12	23
Intangible asset impairments	—	3	10	13	—	—	—	—	—	3	10	13
Facility closure and other costs	—	3	—	3	(1)	(8)	13	4	(1)	(5)	13	7
Total	—	25	10	35	(1)	(1)	65	63	(1)	24	75	98
Total	$(12)	$45	$50	$83	$(1)	$(1)	$172	$170	$(13)	$44	$222	$253

(1)    Included within the property and equipment impairments is a gain on sale of previously impaired property and equipment.
The composition of the restructuring charges we incurred in fiscal 2013 (11-month) and 2012, as well as the cumulative amount incurred through the end of fiscal 2013 (11-month), for our fiscal 2012 restructuring activities, was as follows ($ in millions):

	Domestic			International			Total
	11-Month 2013	12-Month 2012	Cumulative Amount	11-Month 2013	12-Month 2012	Cumulative Amount	11-Month 2013	12-Month 2012	Cumulative Amount
Continuing operations
Property and equipment impairments	$—	$17	$17	$—	$5	$5	$—	$22	$22
Termination benefits	—	1	1	—	—	—	—	1	1
Facility closure and other costs	(1)	5	4	—	—	—	(1)	5	4
Total	(1)	23	22	—	5	5	(1)	28	27
Discontinued operations
Inventory write-downs	—	—	—	—	11	11	—	11	11
Property and equipment impairments	—	—	—	—	106	106	—	106	106
Termination benefits	—	—	—	1	16	17	1	16	17
Facility closure and other costs	—	—	—	(2)	82	80	(2)	82	80
Total	—	—	—	(1)	215	214	(1)	215	214
Total	$(1)	$23	$22	$(1)	$220	$219	$(2)	$243	$241
The composition of the restructuring charges we incurred in fiscal 2013 (11-month) was as follows ($ in millions):

International
Discontinued operations
Property and equipment impairments	$12
Termination benefits	19
Facility closure and other costs	5
Total	$36
Restructuring charges incurred in fiscal 2013 (11-month), 2012, and 2011 were as follows ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Continuing operations
Renew Blue	$171	$—	$—
Fiscal 2013 U.S. restructuring	257	—	—
Fiscal 2012 restructuring	(1)	28	—
Fiscal 2011 restructuring	(12)	20	147
Total	415	48	147
Discontinued operations
Fiscal 2013 Europe restructuring	36	—	—
Fiscal 2012 restructuring	(1)	215	—
Fiscal 2011 restructuring	(1)	24	75
Total (Note 4)	34	239	75
Total	$449	$287	$222

Restructuring activity related to termination benefits and facility closure costs
The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) related to termination benefits and facility closure and other costs associated with Phase One of the Renew Blue plan ($ in millions):

	Termination Benefits	Facility Closure and Other Costs	Total
Balance at March 3, 2012	$—	$—	$—
Charges	55	54	109
Cash payments	(1)	—	(1)
Balance at February 2, 2013	$54	$54	$108
The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) related to termination benefits and facility closure and other costs associated with our fiscal 2013 U.S. restructuring activities ($ in millions):

	Termination Benefits	Facility Closure and Other Costs	Total
Balance at March 3, 2012	$—	$—	$—
Charges	109	152	261
Cash payments	(65)	(33)	(98)
Adjustments	(40)	(6)	(46)
Balance at February 2, 2013	$4	$113	$117
The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) and 2012 related to termination benefits and facility closure and other costs associated with our fiscal 2011 restructuring activities ($ in millions):

	Termination Benefits	Facility Closure and Other Costs(1)	Total
Balance at February 26, 2011	$28	$13	$41
Charges	11	6	17
Cash payments	(33)	(14)	(47)
Adjustments	(3)	4	1
Balance at March 3, 2012	3	9	12
Charges	—	—	—
Cash payments	(2)	(8)	(10)
Adjustments	(1)	(1)	(2)
Changes in foreign currency exchange rates	—	—	—
Balance at February 2, 2013	$—	$—	$—

(1)
Included within the facility closure and other costs adjustments is $10 million from the first quarter of fiscal 2012, representing an adjustment to exclude non-cash charges or benefits, which had no impact on our Consolidated Statements of Earnings in fiscal 2012.

The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) and 2012 related to termination benefits and facility closure and other costs associated with our fiscal 2012 restructuring activities ($ in millions):

	Termination Benefits	Facility Closure and Other Costs(1)	Total
Balance at February 26, 2011	$—	$—	$—
Charges	17	87	104
Cash payments	—	—	—
Changes in foreign currency exchange rates	—	(2)	(2)
Balance at March 3, 2012	17	85	102
Charges	1	2	3
Cash payments	(18)	(83)	(101)
Adjustments	—	28	28
Changes in foreign currency exchange rates	—	4	4
Balance at February 2, 2013	$—	$36	$36

(1)
Included within the the adjustments to facility closure and other costs is $34 million from the first quarter of fiscal 2013 (11-month), representing an adjustment to exclude non-cash charges or benefits, which had no impact on our Consolidated Statements of Earnings in fiscal 2013 (11-month).

The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) related to termination benefits and facility closure and other costs associated with our fiscal 2013 Europe restructuring activities ($ in millions):

	Termination Benefits	Facility Closure and Other Costs	Total
Balance at March 3, 2012	$—	$—	$—
Charges	19	5	24
Cash payments	(19)	—	(19)
Balance at February 2, 2013	$—	$5	$5